Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2016